CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
License	$ 131,530	$ 100,113	$ 61,320
Maintenance and professional services	85,083	60,699	41,679
Revenues	216,613	160,812	102,999
Cost of revenues:
License	4,726	5,088	2,654
Maintenance and professional services	25,425	17,572	12,053
Cost of revenues	30,151	22,660	14,707
Gross profit	186,462	138,152	88,292
Operating expenses:
Research and development	34,614	21,734	14,400
Sales and marketing	93,775	66,206	44,943
General and administrative	22,117	16,990	8,495
Total operating expenses	150,506	104,930	67,838
Operating income	35,956	33,222	20,454
Financial income (expenses), net	245	(1,479)	(5,988)
Income before taxes on income	36,201	31,743	14,466
Taxes on income	(8,077)	(5,949)	(4,512)
Net income	$ 28,124	$ 25,794	$ 9,954
Basic net income per ordinary share	$ 0.83	$ 0.80	$ 0.46
Diluted net income per ordinary share	$ 0.78	$ 0.73	$ 0.34
Change in unrealized losses on marketable securities:
Unrealized loss arising during the year	$ (141)
Change in unrealized losses on marketable securities, total	(141)
Change in unrealized gain (loss) on cash flow hedges:
Unrealized gain (loss) arising during the period	249	1	(575)
Loss (gain) reclassified into earnings	(190)	239	87
Other comprehensive income (loss), net of taxes of $93, $(46) and $16 for the years 2014, 2015 and 2016, respectively	(82)	240	(488)
Total comprehensive income	$ 28,042	$ 26,034	$ 9,466